Income Taxes - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Income Taxes
Effective tax rate	25.00%	25.00%	25.00%
Hong Kong
Income Taxes
Statutory tax rate	16.50%
PRC
Income Taxes
Statutory tax rate	25.00%
Enterprise income tax rate	15.00%
HNTE certificate effective term	3 years
Withholding tax rate	10.00%
Accrual of withholding tax	¥ 0	¥ 0	¥ 0
Tibet
Income Taxes
Statutory tax rate	15.00%
Exemption in corporate income tax payable (as a percent)	40.00%
Exemption term	3 years
Effective tax rate	9.00%
Korea
Income Taxes
Statutory tax rate	22.00%
Withholding tax rate for payments of dividends by a Korea entity to non-Korea resident enterprises	22.00%
Deductible tax losses	¥ 147,639,000	¥ 37,936,000	¥ 29,403,000	$ 23,168